CASH, CASH EQUIVALENTS AND CASH (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)	[1]
CASH AND CASH EQUIVALENTS
Cash on hand	₫ 28	$ 1,151	₫ 1,279			₫ 382
Cash at banks	2,223,405	91,366,550	4,094,193			4,357,824
Cash equivalents	1,083,360	44,518,595				3,425
Total cash and cash equivalents	3,306,793	135,886,295	4,095,472	[1]		4,361,631
Short-term restricted cash	2,371,038	97,433,244	102,932	[1]
Long-term restricted cash	1,610,439	66,177,892	660,363	[1]
Total cash, cash equivalents and restricted cash	₫ 7,288,270	$ 299,497,432	₫ 4,858,767	[1]	$ 199,661,682	₫ 4,361,631	[1]	₫ 3,067,845
Minimum
CASH AND CASH EQUIVALENTS
Interest rate on deposit (per annum)	4.75%	4.75%
Maximum
CASH AND CASH EQUIVALENTS
Interest rate on deposit (per annum)	5.75%	5.75%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).